Pension Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Liability [Abstract]
Accrued pension liability	$ 136,122	$ 318,891
Projected benefit obligations percentage rate	10.00%
Amortization cost	$ 0	0
Unrecognized pension costs	50,792	151,739
Accumulated benefit obligation	$ 584,737	$ 927,369